Application of New Amended and Revised Standards and Interpretations	12 Months Ended
Dec. 31, 2021
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Application of New Amended and Revised Standards and Interpretations
3.	APPLICATION OF NEW, AMENDED AND REVISED STANDARDS AND INTERPRETATIONS

a.	Amendments to the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) mandatorily effective for the current year.

The application of the amendments to IFRSs included in Amendments to IFRS 9, IAS 39 and IFRS 7 “Interest Rate Benchmark Reform – Phase 2 amendments” and Amendment to IFRS 16 “Covid-19-Related Rent Concessions” for has had no material impact on disclosures or amounts recognised in the Company’ consolidated financial statements.

b.	New and revised IFRSs issued but not yet effective

At the date of authorisation of these financial statements, the Company has not applied the following new and revised IFRS Standards that have been issued but are not yet effective:

New IFRSs	Description
IFRS 17	Insurance Contracts
IFRS 10 and IAS 28 (amendments)	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
Amendments to IAS 1	Classification of Liabilities as Current or Non-current
Amendments to IFRS 3	Reference to the Conceptual Framework
Amendments to IAS 16	Property, Plant and Equipment—Proceeds before Intended Use
Amendments to IAS 37	Onerous Contracts – Cost of Fulfilling a Contract
Annual Improvements to IFRS Standards 2018-2020 Cycle	Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 9 Financial Instruments, IFRS 16 Leases, and IAS 41 Agriculture
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies
Amendments to IAS 8	Definition of Accounting Estimates
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction

The Company does not expect that the adoption of the Standards listed above will have a material impact on the financial statements of the Company in future periods.